Significant Or Pending Acquisitions (Details Narrative) - First Horizon Corporation [Member] $ / shares in Units, $ in Millions, $ in Millions			3 Months Ended
	Nov. 27, 2022 $ / shares	Feb. 28, 2022 USD ($) $ / shares	Jan. 31, 2023 CAD ($)
Text Block [Line Items]
Consideration transferred, acquisition-date fair value		$ 13,400
Business combination ,share price | $ / shares		$ 25
Increase in Business Combination, share price | $ / shares	$ 0.65
Investment in Preferred Stock		$ 494
Non interest income			$ (998)
Net interest income related to the basis adjustment amortization			122
Non interest income related to the de-designation of the hedge accounting relationships			$ 251
Top of range [member]
Text Block [Line Items]
Common Stock Conversion		4.90%